ASSETS AND FINANCIAL LIABILITIES - Interest expense (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Interest expense
Checking accounts	$ (226,810)	$ (245,215)	$ (236,918)
Savings accounts	(4,493,611)	(5,396,372)	(5,928,961)
Interest of the derivative designated as the hedging instrument in savings accounts	(5,707)
Time deposits	(8,357,587)	(8,921,856)	(9,482,449)
Interest of the derivative designated as the hedging instrument in time deposits	(5,839)	(49,794)	(63,333)
Interest expense on deposits from customers	(13,089,554)	(14,613,237)	(15,711,661)
Financial obligations
Interbank borrowings and overnight funds	(1,598,036)	(1,649,638)	(1,842,126)
Interest of the derivative designated as the hedging instrument in interbank borrowings and overnight funds	805
Borrowings from banks and similar	(1,216,271)	(1,373,146)	(1,357,299)
Leases contracts	(240,218)	(241,343)	(204,730)
Bonds issued	(1,542,457)	(1,676,593)	(2,049,348)
Borrowing from development entities	(362,136)	(490,534)	(591,285)
Total Financial obligations	(4,958,313)	(5,431,254)	(6,044,788)
Interest expense	$ (18,047,867)	$ (20,044,491)	$ (21,756,449)